Trade and Other Receivables - Schedule of trade and other receivables, net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade and other receivables [line items]
Allowance for impairment of trade and other receivables	$ (5,945)	$ (5,426)	$ (3,656)
Total	10,147	9,320
Current	4,972	4,769
Non-current	5,175	4,551
Cost [member]
Disclosure of trade and other receivables [line items]
Finance lease receivables	550	1,223
Other receivables	1,647	1,650
Trade and other receivables	16,092	14,746
Cost [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Trade receivables	6,995	6,128
Cost [member] | Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of trade and other receivables [line items]
Trade and other receivables	530	555
Cost [member] | Petroleum and alcohol accounts from Brazilian government [Member]
Disclosure of trade and other receivables [line items]
Trade and other receivables	251	268
Cost [member] | Nova Transportadora Do Sudeste [member]
Disclosure of trade and other receivables [line items]
Receivables from divestments	872
Cost [member] | Electricity sector [Member]
Disclosure of trade and other receivables [line items]
Trade and other receivables	5,247	4,922
Accumulated impairment [member]
Disclosure of trade and other receivables [line items]
Allowance for impairment of trade and other receivables	$ (5,945)	$ (5,426)